FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2013				2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Investment trusts	¥—	¥—	¥—	¥—	¥—	¥10,000	¥—	¥10,000

Total equity securities	—	—	—	—	—	10,000	—	10,000

Foreign currency forward contracts	—	956	—	956	—	412	—	412

Total derivatives	—	956	—	956	—	412	—	412

Total current assets	—	956	—	956	—	10,412	—	10,412

Non-Current Assets:
Marketable equity securities	488,748	—	—	488,748	735,606	—	—	735,606
Investment trusts	21	4,350	—	4,371	25	—	—	25

Total equity securities	488,769	4,350	—	493,119	735,631	—	—	735,631

Corporate bonds	7,601	—	—	7,601	—	—	—	—

Total debt securities	7,601	—	—	7,601	—	—	—	—

Total non-current assets	496,370	4,350	—	500,720	735,631	—	—	735,631

Total assets	¥496,370	¥5,306	¥—	¥501,676	¥735,631	¥10,412	¥—	¥746,043

Current Liabilities:
Foreign currency forward contracts	¥—	¥9,233	¥—	¥9,233	¥—	¥2,391	¥—	¥2,391
Interest rate swaps	—	22	—	22	—	13	—	13

Total derivatives	—	9,255	—	9,255	—	2,404	—	2,404

Total current liabilities	¥—	¥9,255	¥—	¥9,255	¥—	¥2,404	¥—	¥2,404

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2013.

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥—			¥—	¥(286)
Non-marketable equity securities	0			0	(1)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2014.

	Balance at March 31, 2014	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2014
	(Yen in millions)
Property, plant and equipment	¥50			¥50	¥(1,518)
Non-marketable equity securities	24			24	(109)
Goodwill	—			—	(729)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2013		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥43,893	¥43,910	¥115,900	¥115,974
Long-term investments in debt and equity securities	506,490	506,551	738,212	738,214
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	9,516	9,516	11,687	11,687

Total	¥559,899	¥559,977	¥865,799	¥865,875

Liabilities (b):
Long-term debt (including due within one year)	¥30,672	¥30,691	¥31,826	¥31,834

Total	¥30,672	¥30,691	¥31,826	¥31,834

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2013 and 2014 were ¥9,428 million and ¥11,563 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.